Acquisition of Bao Li Gaming Promotion Limited (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses	$ 181,348,081	$ 179,570,303	$ 89,740,111
Net Income Attributable To King's	70,119,242	77,253,510	32,966,865
Bao Li Gaming [Member]
Revenues	10,267,456
Expenses	6,343,591
Net Income Attributable To King's	$ 3,923,865